Jan. 08, 2018
Principal Funds, Inc.
Supplement dated January 8, 2018
to the Statutory Prospectus dated December 31, 2017

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | SystematEx International Fund
Performance
Lowest return for a quarter during the period of the bar chart above: Q1 '16 (2.80)%